BUSINESS COMBINATIONS AND EQUITY METHOD INVESTEES - Disclosure of assets purchased and the liabilities assumed (Retail Pro International, LLC) (Details) - USD ($) $ in Thousands			12 Months Ended
		Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of subsidiary, less cash acquired			$ 18,330	$ (440)	$ (418)
Retail Pro International L L C [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid in cash		$ 18,759
Contingent Consideration		12,141
Total consideration		30,900
Amounts recognized on merger date:
Cash and cash equivalents		430
Trade receivables		1,854
Other receivables		280
Property and equipment, net		140
Technology		20,148
Customer relations		7,092
Brand		3,031
Trade payables		(1,339)
Other Payables		(924)
Deferred tax liability		(2,626)
Total identifiable assets, net		28,086
Goodwill	[1]	2,814
Total consideration		30,900
CASH FLOWS FROM INVESTING ACTIVITIES:
Consideration paid in cash		18,759
Cash and cash equivalents		430
Acquisition of subsidiary, less cash acquired		$ 18,329

[1]	The elements and factors that the Company paid above the fair value of the tangible and intangible assets recognized, represent as goodwill for RPI's, expressed by synergy of good reputation and talented workforce. Thus, the goodwill resulted from the acquisition of RPI represents the excess of the acquisition consideration on the fair value over the net identifiable assets acquired and liabilities in closing date.